SEGMENT INFORMATION - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 58,901	$ 55,816
Thailand
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	37,640	35,938
Singapore
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,755	4,371
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	7,560	8,546
Australia
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	7,738	6,894
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 208	$ 67